Document and Entity Information	21 Months Ended
Aug. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Aug. 31, 2013
Trading Symbol	orgs
Entity Registrant Name	Orgenesis Inc.
Entity Central Index Key	0001460602
Current Fiscal Year End Date	--11-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY